Submission	Feb. 26, 2025
Submission [Line Items]
Central Index Key	0001410636
Registrant Name	American Water Works Company, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES